                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                                 Ellsworth Fund Ltd.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Ellsworth Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                        1735 Market Street, 49th Floor
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30, 2007

Date of reporting period:  December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.



ELLSWORTH FUND LTD.-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 2006 (unaudited)--------------------------


 Principal                                                                      Value
  Amount                                                                       (Note 1)
-----------                                                                 -------------
             CONVERTIBLE BONDS AND NOTES -- 59.5%

             AEROSPACE AND DEFENSE -- 5.0%
 $1,500,000  AAR Corp. 1.75% 2026 cv. sr. notes (BB) . . . . . . . . . . .  $   1,762,500
  1,000,000  Alliant Techsystems Inc. 2.75% 2011 cv.
             sr. sub. notes (B1)
             (Acquired 09/07/06; Cost $1,009,375) (1) . . . . . . . . . ..      1,027,500
  1,000,000  Ceradyne, Inc. 2.875% 2035 sr. sub. cv. notes (NR) (2) . . ..      1,203,750
  2,000,000  DRS Technologies, Inc. 2% 2026 cv. sr. notes (B1)
             (Acquired 01/30/06; Cost $2,100,194) (1,2) . . . . . . . . ..      2,115,000
                                                                            -------------
                                                                                6,108,750
                                                                            -------------
             BANKING/SAVINGS AND LOAN -- 1.3%
  1,500,000  U.S. Bancorp floating rate 2035
             cv. sr. deb. (Aa2) . . . . . . . . . . . . . . . . . . . . ..      1,522,500
                                                                            -------------
             COMPUTER HARDWARE -- 3.8%
  1,000,000  C&D Technologies, Inc. 5.25% 2025 cv. sr. notes (NR)
             (Acquired 11/16/05; Cost $1,000,000) (1) . . . . . . . . . ..        921,250
  2,000,000  Credit Suisse First Boston (USA), Inc. 15.55% 2007
             equity-linked notes (Aa3)(exchangeable for
             Corning Inc. common stock) . . . . . . . . . . . . . . . . ..      1,782,600
    250,000  EMC Corp. 1.75% 2011 cv. sr. notes (BBB+)
             (Acquired 11/13/06; Cost $250,000) (1) . . . . . . . . . . ..        260,313
    500,000  EMC Corp. 1.75% 2013 cv. sr. notes (BBB+)
             (Acquired 11/13/06; Cost $500,000) (1) . . . . . . . . . . ..        520,625
  1,000,000  Richardson Electronics, Ltd. 8% 2011
              cv. sr. sub. notes (NR) . . . . . . . . . . . . . . . . . ..      1,130,000
                                                                            -------------
                                                                                4,614,788
                                                                            -------------
             COMPUTER SOFTWARE -- 3.2%
  1,500,000  Lehman Brothers Holdings Inc. 1% 2009 medium-term notes (A1)
             (performance linked to Microsoft Corp. common stock) (2) . ..      1,567,500
  1,000,000  Sybase, Inc. 1.75% 2025 cv. sub. notes (NR) . . . . . . . . .      1,117,500
  1,000,000  Symantec Corp. 1% 2013 cv. sr. notes (NR) . . . . . . . . . .      1,221,250
                                                                            -------------
                                                                                3,906,250
                                                                            -------------
             CONSUMER GOODS -- 1.2%
  1,000,000  Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba1) . . .      1,445,000
                                                                            -------------
             ENERGY -- 4.3%
  1,000,000  Cameron International Corp. 2.50% 2026 cv. sr. notes (Baa1) .      1,078,750
  1,500,000  Nabors Industries, Inc. 0.94% 2011 sr. exchangeable notes (A-)(exchangeable for Nabors Industries Ltd.
             common stock). . . . . . . . . . . . . . . . . . . . . . . ..      1,441,875
  1,000,000  Oil States International, Inc. 2.375% 2025
             contingent cv. sr. notes (NR) . . . . . . . . . . . . . . . .      1,253,750
  1,250,000  Rentech, Inc. 4% 2013 cv. sr. notes (NR) . . . . . . . . . ..      1,422,650
                                                                            -------------
                                                                                5,197,025
                                                                            -------------
             ENTERTAINMENT -- 6.3%
  2,000,000  EchoStar Communications Corp. 5.75% 2008 cv. sub. notes (B1)       2,047,500
  1,000,000  International Game Technology 2.60% 2036 cv. deb. (Baa2)
             (Acquired 12/14/06 - 12/15/06; Cost $994,189) (1,2) . . . . .        997,500
  3,750,000  The Walt Disney Company 2.125% 2023 cv. sr. notes (A3) . . ..      4,575,000
                                                                            -------------
                                                                                7,620,000
                                                                            -------------
             FINANCIAL SERVICES -- 1.8%
  2,000,000  Euronet Worldwide, Inc. 3.50% 2025 cv. deb. (NR) (2) . . . ..      2,137,500
                                                                            -------------


ELLSWORTH FUND LTD.-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 2006 (continued)--------------------------

 Principal                                                                      Value
  Amount                                                                       (Note 1)
-----------                                                                 -------------
             CONVERTIBLE BONDS AND NOTES -- CONTINUED

             FOODS -- 0.9%
 $1,000,000  Lehman Brothers Holdings Inc. 3% 2012 medium-term notes (A1) (performance linked to General Mills, Inc.
             common stock) (2) . . . . . . . . .. . . . . . . . . . . . ..  $   1,059,500
                                                                            -------------
             HEALTH CARE -- 3.8%
  1,000,000  American Medical Systems Holdings, Inc. 3.25% 2036
             cv. sr. sub. notes (B3) (2)                                        1,171,250
    812,000  China Medical Technologies, Inc. 3.5% 2011 cv.
             sr. sub. notes (NR) (Acquired 11/15/06 - 12/01/06;
             Cost $825,585) (1) . . . . . . . . . . . . . . . . . . . . ..        866,810
  1,500,000  Manor Care, Inc. 2.125% 2035 cv. sr. notes (Baa3) . . . . . .      1,702,500
  1,000,000  Omnicare, Inc. 3.25% 2035 cv. sr. deb. (B2) (2) . . . . . . .        872,500
                                                                            -------------
                                                                                4,613,060
                                                                            -------------
             INSURANCE -- 1.6%
  2,000,000  Prudential Financial, Inc. floating rate 2036
             cv. sr. notes (NR) (Acquired 12/08/06;
             Cost $1,981,000) (1) . . . . . . . . . . . . . . . . . . . ..      1,978,400
                                                                            -------------
             MINING -- 0.1%
    125,000  Minefinders Corp. Ltd. 4.5% 2011 cv. sr. notes (NR)
             (Acquired 10/19/06; Cost $125,000) (1) . . . . . . . . . . ..        140,625
                                                                            -------------
             MULTI-INDUSTRY -- 6.7%
  2,000,000  Citigroup Funding, Inc. 1% 2010 medium-term notes (Aa1)
             (exchangeable for the cash value of a basket of
             technology stocks) (2) . . . . . . . . . . . . . . . . . . ..      1,956,400
  1,590,000  FTI Consulting, Inc. 3.75% 2012 cv. sr. sub. notes (B1) . . .      1,836,450
  1,500,000  LSB Industries, Inc. 7% 2011 cv. sr. sub. deb. (NR) . . . . .      2,482,500
  1,000,000  Lehman Brothers Holdings Inc. 1% 2011
             medium-term notes (A1)(performance linked to a
             basket of common stocks) (2) . . . . . . . . . . . . . . . ..        850,000
  1,000,000  Trinity Industries, Inc. 3.875% 2036 cv. sub.
             notes (Ba3) (2) . . . . . . . . . . . . . . . . . . . . . . .      1,015,000
                                                                            -------------
                                                                                8,140,350
                                                                            -------------
             PHARMACEUTICALS -- 6.7%
  1,250,000  Amgen Inc. 0.125% 2011 cv. sr. notes (A2) . . . . . . . . . .      1,225,000
    500,000  Amgen Inc. 0.375% 2013 cv. sr. notes (A2) . . . . . . . . . .        493,750
  1,000,000  Bristol-Myers Squibb Co. floating rate 2023
             cv. sr. deb. (A2) . . . . . . . . . . . . . . . . . . . . . .      1,005,000
  1,000,000  Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)
             (exchangeable for Teva Pharmaceutical
             Industries Ltd. ADR and cash) . . . . . . . . . . . . . . . .        991,250
    750,000  MedImmune, Inc. 1.375% 2011 cv. sr. notes (BBB) . . . . . . .        851,250
    750,000  MedImmune, Inc. 1.625% 2013 cv. sr. notes (BBB) . . . . . . .        864,375
  1,750,000  Teva Pharmaceutical Finance Co. B.V. 1.75% 2026
             cv. sr. deb. (Baa2) (exchangeable for Teva
             Pharmaceutical Industries Ltd. ADR) . . . . . . . . . . . . .      1,620,938
  1,000,000  Wyeth floating rate 2024 cv. sr. deb. (A3) . . . . . . . . ..      1,090,600
                                                                            -------------
                                                                                8,142,163
                                                                            -------------
             REAL ESTATE -- 1.3%
    500,000  Archstone-Smith Operating Trust 4% 2036
             exchangeable sr. notes (Baa1) (exchangeable
             into Archstone-Smith Trust common stock) . . . . . . . . . ..        535,625
  1,000,000  United Dominion Realty Trust, Inc. 3.625% 2011
             cv. sr. notes (NR) (Acquired 10/06/06; Cost
             $986,875) (1) . . . . . . . . . . . . . . . . . . . . . . . .      1,005,000
                                                                            -------------
                                                                                1,540,625
                                                                            -------------
             RETAIL -- 1.2%
  1,500,000  Amazon.com, Inc. 4.75% 2009 cv. sub. notes (Ba3) . . . . . ..      1,479,375
                                                                            -------------



ELLSWORTH FUND LTD.-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 2006 (continued)--------------------------


 Principal                                                                      Value
  Amount                                                                       (Note 1)
-----------                                                                 -------------
             CONVERTIBLE BONDS AND NOTES -- CONTINUED

             SEMICONDUCTORS -- 7.8%
  1,000,000  Agere Systems Inc. 6.5% 2009 cv. sub. notes (B1) . . . . . ..  $   1,022,500
  1,000,000  Conexant Systems, Inc. 4% 2026 cv. sub. notes (NR) . . . . ..        913,750
  2,000,000  Intel Corp. 2.95% 2035 jr. sub. cv. deb. (A-) (2) . . . . . .      1,820,000
  1,750,000  International Rectifier Corp. 4.25% 2007 cv. sub. notes (B1).      1,745,625
  1,500,000  LSI Logic Corp. 4% 2010 cv. sub. notes (B) . . . . . . . . ..      1,546,875
  1,100,000  SanDisk Corp. 1% 2013 cv. sr. notes (BB-) . . . . . . . . . .        979,000
  1,400,000  Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes (B3).      1,405,250
                                                                            -------------
                                                                                9,433,000
                                                                            -------------
             TELECOMMUNICATIONS -- 1.0%
  1,000,000  Time Warner Telecom Inc. 2.375% 2026 cv. sr. deb. (Caa1) . ..      1,262,500
                                                                            -------------
             UTILITIES -- 1.6%
  1,500,000  CMS Energy Corp. 2.875% 2024 cv. sr. notes (Ba3) . . . . . ..      1,920,000
                                                                            -------------
             TOTAL CONVERTIBLE BONDS AND NOTES . . . . . . . . . . . . . .  $  72,261,411
                                                                            -------------
  Shares
-----------

             CONVERTIBLE PREFERRED STOCKS -- 17.1%

             AEROSPACE AND DEFENSE -- 0.4%
     40,000  Ionatron, Inc. 6.5% Series A redeemable
             cv. pfd. (NR) (Acquired 10/27/05;
             Cost $1,000,000) (1) . . . . . . . . . . . . . . . . . . . ..        520,000
                                                                            -------------
             BANKING/SAVINGS AND LOAN -- 4.6%
     40,000  National Australia Bank Ltd. 7.875%
             exch. capital units (NR) . . . . . . . . . . . . . . . . . ..      2,060,000
     20,000  New York Community Bancorp, Inc. 6% BONUSES units (Baa2) . .         932,000
     35,000  Sovereign Capital Trust IV 4.375% PIERS (Baa2)
             (exchangeable for Sovereign Bancorp, Inc. common stock) (2) .      1,741,250
     15,000  Washington Mutual Capital Trust 5.375% PIERS units (BBB)
             (exchangeable for Washington Mutual, Inc. common stock) . . .        856,800
                                                                             ------------
                                                                                5,590,050
                                                                             ------------
             BUILDING PRODUCTS -- 1.8%
     35,000  TXI Capital Trust I 5.5% SPuRS (B2)
             (exchangeable for Texas Industries, Inc. common stock) . . ..      2,223,375
                                                                            -------------
             CHEMICALS -- 2.4%
     80,000  Celanese Corp. 4.25% cv. perpetual pfd. (NR) . . . . . . . ..      2,880,000
                                                                            -------------
             ENERGY -- 1.6%
     10,000  Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B+) . . . . . . .        957,500
      5,000  SEMCO Energy, Inc. 5% Series B cv. cum. pfd. (B-) . . . . . .        961,250
                                                                            -------------
                                                                                1,918,750
                                                                            -------------
            INSURANCE -- 5.6%
     75,000  Citigroup Funding Inc. variable rate exch. notes (Aa1)
             (exchangeable for Genworth Financial, Inc. common stock) . ..      2,424,000
     20,000  Reinsurance Group of America, Inc. 5.75% PIERS (Baa2) . . . .      1,400,000
    112,500  The St. Paul Travelers Companies, Inc.
             4.5% 2032 cv. jr. sub. notes (Baa1) . . . . . . . . . . . . .      2,940,750
                                                                            -------------
                                                                                6,764,750
                                                                            -------------



ELLSWORTH FUND LTD.-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 2006 (continued)--------------------------


                                                                                Value
  Shares                                                                       (Note 1)
-----------                                                                 -------------
             CONVERTIBLE PREFERRED STOCKS -- CONTINUED

             TELECOMMUNICATIONS -- 0.7%
        100  Medis Technologies Ltd 7.25% Series A cum. cv.
             perpetual pfd. (NR)(Acquired 11/10/06;
             Cost $1,000,000) (1) . . . . . . . . . . . . . . . . . . . ..  $     869,184
                                                                            -------------
             TOTAL CONVERTIBLE PREFERRED STOCKS . . . . . . . . . . . . ..     20,766,109
                                                                            -------------
             MANDATORY CONVERTIBLE SECURITIES -- 17.5% (3)

             CHEMICALS -- 1.4%
     40,000  Huntsman Corp. 5% mandatory cv. pfd. 02/16/08 (NR) . . . . ..      1,663,200
                                                                            -------------
             ENERGY -- 1.5%
     30,000  Bristow Group Inc. 5.5% mandatory cv. pfd. 09/15/09 (NR) . ..      1,514,850
      1,000  Chesapeake Energy Corp. 6.25% mandatory
             cv. pfd. 06/15/09 (B+) . . . . . . . . . . . . . . . . . . ..        252,410
                                                                            -------------
                                                                                1,767,260
                                                                            -------------
             FINANCE -- 2.8%
     30,000  Merrill Lynch & Co., Inc. 6.75% mandatorily exchangeable securities 10/15/07 (Aa3) (exchangeable for Nuveen
             Investments, Inc. common stock). . . . . . . . . . . . . . ..      1,361,250
     45,500  Morgan Stanley, Inc. 5.875%
             mandatorily exchangeable securities 10/15/08 (Aa3)
             (exchangeable for Nuveen Investments, Inc. common stock). . .      2,079,491
                                                                            -------------
                                                                                3,440,741
                                                                            -------------
             FINANCIAL SERVICES -- 1.0%
     43,500  E*TRADE Financial Corp. 6.125% equity units 11/18/08 (Ba3) ..      1,269,765
                                                                            -------------
             FOODS -- 0.9%
     40,000  Lehman Brothers Holdings Inc. 6.25% PIES 10/15/07 (A1)
             (exchangeable for General Mills, Inc. common stock) . . . . .      1,100,800
                                                                            -------------
             INSURANCE -- 5.5%
      7,000  Alleghany Corp. 5.75% mandatory cv. pfd. 06/15/09 (BBB-) . ..      2,397,010
     80,000  MetLife, Inc. 6.375% common equity units 08/15/08 (BBB+) . ..      2,446,400
     45,000  XL Capital, Ltd. 6.5% equity security units 05/15/07 (A3)  ..      1,071,675
     30,000  XL Capital, Ltd. 7% equity security units 02/15/09 (A3) . . .        795,000
                                                                            -------------
                                                                                6,710,085
                                                                            -------------
             PHARMACEUTICALS -- 0.9%
     20,000  Schering-Plough Corp. 6% mand. cv. pfd. 09/14/07 (Baa3) . . .      1,137,800
                                                                            -------------
             SEMICONDUCTORS -- 1.8%
     98,850  The Goldman Sachs Group, Inc. 14.75%
             mandatory exchangeable notes 06/22/07 (NR)
             (exchangeable for Advanced Micro Devices, Inc. common stock)
             (Acquired 06/14/06; Cost $2,500,411) (1) . . . . . . . . . ..      2,130,218
                                                                            -------------
             TELECOMMUNICATIONS -- 1.7%
     30,000  Credit Suisse First Boston (USA), Inc. 5.5%
             SAILS 11/15/08 (Aa3) (exchangeable for Equinix, Inc.
             common stock) . . . . . . . . . . . . . . . . . . . . . . . .      2,037,000
                                                                            -------------
             TOTAL MANDATORY CONVERTIBLE SECURITIES (3) . . . . . . . . ..  $  21,256,869
                                                                            -------------



ELLSWORTH FUND LTD. ------------------------------------------------------------
Portfolio of Investments December 31, 2006 (continued)--------------------------


                                                                                 Value
  Shares                                                                        (Note 1)
-----------                                                                 -------------
             COMMON STOCKS -- 3.0%

             AEROSPACE AND DEFENSE  -- 0.2%
     50,106  Ionatron, Inc. common stock with warrants attached
             (Acquired 04/17/05 - 10/11/06; Cost $303,166) (1,4) . . . . .  $     205,435
                                                                            -------------

             TRAVEL AND LEISURE -- 0.2%
      2,500  Avis Budget Group, Inc. (4) . . . . . . . . . . . . . . . . .         54,225
      5,000  Wyndham Worldwide Corp. (4) . . . . . . . . . . . . . . . . .        160,100
                                                                            -------------
                                                                                  214,325
                                                                            -------------
             PHARMACEUTICALS -- 1.4%
     26,300  Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . .      1,736,326
                                                                            -------------
             TELECOMMUNICATIONS -- 1.2%
     40,000  AT&T Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .      1,430,000
                                                                            -------------
             TOTAL COMMON STOCKS . . . . . . . . . . . . . . . . . . . . .  $   3,586,086
                                                                            -------------
 Principal   SHORT-TERM SECURITIES -- 2.1%
  Amount
-----------
             COMMERCIAL PAPER -- 2.1%
 $2,500,000  American Express Credit Corp. 5% 01/02/07 (P1) . . . . . . ..      2,497,917
                                                                            -------------

             TOTAL CONVERTIBLE BONDS AND NOTES -- 59.4% . . . . . . . . ..     72,261,411
             TOTAL CONVERTIBLE PREFERRED STOCKS -- 17.1% . . . . . . . . .     20,766,109
             TOTAL MANDATORY CONVERTIBLE SECURITIES -- 17.4% . . . . . . .     21,256,869
             TOTAL COMMON STOCKS -- 3.0% . . . . . . . . . . . . . . . . .      3,586,086
             TOTAL SHORT-TERM SECURITIES -- 2.1% . . . . . . . . . . . . .      2,497,917
                                                                            -------------
             TOTAL INVESTMENTS -- 99.0% . . . . . . . . . . . . . . . . ..    120,368,392

             OTHER ASSETS AND LIABILITIES, NET -- 1.0% . . . . . . . . . .      1,161,430
                                                                            -------------
             TOTAL NET ASSETS -- 100.0% . . . . . . . . . . . . . . . . ..  $ 121,529,822
                                                                            =============

(1) Security not registered under the Securities Act of 1933, as amended (i.e., the security was purchased in a Rule 144A or a Reg D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at December 31, 2006 was $13,557,860 which represented 11.2% of the Fund's net assets.
(2) Contingent payment debt instrument which accrues contingent interest. See Note 2.
(3) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(4)     Non-income producing security.

ADR     American Depositary Receipts.
BONUSES Bifurcated Option Note Unit Securities.
PIES    Premium Income Exchangeable Securities.
PIERS   Preferred Income Equity Redeemable Securities.
SAILS   Shared Appreciation Income Linked Securities.
SPuRS   Shared Preference Redeemable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

Ellsworth Fund Ltd.
--------------------------------------------------------------------------------
(Selected) NOTES TO FINANCIAL STATEMENTS (UNAUDITED)----------------------------

Ellsworth Fund Ltd. (established in 1986) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as
of the close of regular trading.   Listed securities for which no sales were
reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by an independent pricing service. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

Note 2. Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received.

At December 31, 2006 unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation               $ 11,679,153
Unrealized depreciation                 (3,990,372)
                                      ------------
Net unrealized appreciation              7,688,781

Cost for federal income tax purposes  $112,679,609

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of February 21, 2007, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: February 28, 2007


  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: February 28, 2007

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: February 28, 2007